JEFFREY A. PROULX
Associate Counsel

Phone (612) 372-1810
Fax (612) 342-7531
Jeff.Proulx@ReliaStar.com





April 30, 1998



U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004

Attention:  Filing Desk

Re:         ReliaStar Select*Life Variable Account
            (Survivorship Life)
            SEC File No. 333-18517
            CIK No. 0000897899

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 3 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 16, 1998 and will become effective on May 1, 1998.

Sincerely,

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT


By:
            Jeffrey A. Proulx
            Associate Counsel